[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6877
garyrawitz@paulhastings.com


August 5, 2009


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 908 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Conservative Income Allocation Portfolio, Series 1. The Trust's portfolio will consist of a portfolio of closed-end investment companies ("closed-end funds") and exchange-traded funds that invest in various investment grade and/or short-duration fixed income securities. The type of portfolio, structure and operation of the Trust will be substantially similar to Claymore Securities Defined Portfolios, Series 567 (Income Closed-End & Treasury Allocation Portfolio, Series 4) which was sponsored by Claymore Securities, Inc. and was declared effective by the Commission on May 6, 2009 (Registration No. 333-157072) and contained a portfolio of closed-end funds and exchange-traded funds. In addition, the structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 873 (Ibbotson Alternatives Allocation Portfolio 2009-2) which was also sponsored by the Depositor and was declared effective by the Commission on May 22, 2009 (Registration No. 333-158012) and contained a portfolio which included both closed-end funds and exchange-traded funds. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with Van Kampen Unit Trusts, Series 873, referenced above, and like that series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of exchange-traded funds organized as open-end funds.

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in late August.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Mr. Vince DeStefano of the Commission Staff has reviewed the Depositor's filings for prior series of Van Kampen Unit Trusts. Please telephone the undersigned at
(212) 318-6877 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ Gary D. Rawitz
Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP